FINANCIAL INSTRUMENTS - Fair value sensitivity (Details) - Put option to non-controlling interests - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Percentage of reasonably possible increase in unobservable input	5.00%	5.00%
Effect on fair value measurement due to reasonably possible increase in unobservable input	$ 463	$ 460
Percentage of reasonably possible decrease in unobservable input	(5.00%)	(5.00%)
Effect on fair value measurement due to reasonably possible decrease in unobservable input	$ (453)	$ (603)